Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 494,804	$ 1,287,986	$ 2,844,602
Prepaid expenses	189,922	284,405	329,567
Total current assets	684,726	1,572,391	3,174,169
Investments held in Trust Account	110,909,232	294,395,846	290,375,895
Non-current prepaid expenses			284,405
Total Assets	111,593,958	295,968,237	293,834,469
Current liabilities:
Excise tax payable	1,881,321
Accounts payable	394,618	267,297	1,148,088
Accrued expenses	4,045,603	660,491	410,377
Income tax payable	155,911	802,367
Franchise tax payable	20,000	72,289	152,195
Total current liabilities	6,497,453	1,802,444	1,710,660
Deferred underwriting commissions	6,037,500	10,062,500	10,062,500
Total Liabilities	12,534,953	11,864,944	11,773,160
Commitments and Contingencies
Class A common stock shares subject to possible redemption	110,512,384	293,293,429	290,375,000
Stockholders’ Deficit:
Preferred stock, value
Class A common stock
Class B common stock	719	719	719
Additional paid-in capital	1,117,790
Accumulated deficit	(12,571,888)	(9,190,855)	(8,314,410)
Total stockholders’ deficit	(11,453,379)	(9,190,136)	(8,313,691)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	$ 111,593,958	$ 295,968,237	$ 293,834,469